Equity - Summary of Stock Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Option Outstanding, Granted	325,000
Weighted Average Exercise Price, Granted		$ 0.59	$ 0.75
Weighted Average Remaining Contractual Life (Years) Vested and expected to be vested	5 months 1 day
Stock Option [Member]
Option Outstanding, Balance Beginning	2,918,000	2,286,000
Option Outstanding, Granted		960,000	2,712,000
Option Outstanding, Exercised	(802,800)
Option Outstanding, Canceled	(113,000)	(328,000)	(426,000)
Option Outstanding, Balance Ending	2,002,200	2,918,000	2,286,000
Option Outstanding, Vested and expected to be vested	1,938,000
Option Outstanding, Options Exercisable	913,800
Weighted Average Exercise Price, Beginning Balance	$ 1.14	$ 1.21
Weighted Average Exercise Price, Granted		0.99	1.21
Weighted Average Exercise Price, Exercised	1.21
Weighted Average Exercise Price, Canceled	1.11	1.21	1.21
Weighted Average Exercise Price, Ending Balance	1.11	$ 1.14	$ 1.21
Weighted Average Exercise Price, Vested and expected to be vested	1.11
Weighted Average Exercise Price, Options Exercisable	$ 1.12
Weighted Average Remaining Contractual Life (Years) Beginning	3 years 4 months 24 days	4 years 4 months 24 days	0 years
Weighted Average Remaining Contractual Life (Years) Ending	2 years 4 months 24 days	3 years 4 months 24 days	4 years 4 months 24 days
Weighted Average Remaining Contractual Life (Years) Vested and expected to be vested	2 years 4 months 24 days
Weighted Average Remaining Contractual Life (Years) Options exercisable	2 years 4 months 24 days
Aggregated Intrinsic Value, Outstanding Beginning	$ 996,860	$ 0
Aggregated Intrinsic Value, Outstanding Ending	188,790	$ 996,860	$ 0
Aggregated Intrinsic Value, Vested and expected to be vested	191,520
Aggregated Intrinsic Value, Options exercisable	$ 76,020